Segment information (Tables)	12 Months Ended
Dec. 31, 2018
Segment information
Reporting Information by Segment
	Drybulk segment			Offshore support segment			Tanker segment			Gas Carrier segment		Other		Total
	2016	2017	2018	2016	2017	2018	2016	2017	2018	2017	2018	2017	2018	2016	2017	2018
Revenues	$30,777	$65,723	$94,369	$21,157	$3,819	$-	$-	$20,858	$57,004	$10,316	$34,762	$-	$-	$51,934	$100,716	$186,135
Vessels’ operating expenses	(32,512)	(40,026)	(44,550)	(14,924)	(5,659)	(836)	(7)	(8,830)	(12,698)	(5,745)	(10,307)	-	-	(47,443)	(60,260)	(68,391)
Depreciation	-	(7,326)	(12,091)	(3,466)	(950)	(852)	-	(4,652)	(8,772)	(2,038)	(4,166)	-	-	(3,466)	(14,966)	(25,881)
Goodwill impairment	-	-	-	(7,002)	-	-	-	-	-	-	-	-	-	(7,002)	-	-
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	(35,470)	4,425	26,940	(70,873)	(300)	(9,465)	-	-	(291)	-	(7,561)	-	-	(106,343)	4,125	9,623
General and administrative expenses	(29,822)	(19,095)	(15,896)	(9,849)	(7,677)	(5,105)	(37)	(2,384)	(3,838)	(1,816)	(3,475)	-	-	(39,708)	(30,972)	(28,314)
Gain/(loss) on interest rate swaps	(917)	-	-	-	-	-	514	-	-	-	-	-	-	403	-	-
Gain on debt restructuring	10,477	-	-	-	-	-	-	-	-	-	-	-	-	10,477	-	-
Income taxes	-	(56)	-	(38)	(20)	(6)	-	-	-	(76)	-	-	-	(38)	(152)	(6)
Net income/(loss)	(69,966)	(23,676)	33,389	(86,553)	(13,322)	(16,991)	(713)	(4,492)	4,577	(1,054)	805	-	-	(198,686)	(42,544)	21,780
Interest and finance cost	(8,706)	(13,476)	(9,607)	(93)	(24)	(2)	(58)	(4)	(4,857)	(1,203)	(7,313)	-	-	(8,857)	(14,707)	(21,779)
Interest income	66	1,310	2,501	13	25	3	2	-	63	30	266	-	-	81	1,365	2,833
Change in fair value of derivatives (gain)/loss	(1,957)	-	-	-	-	-	(236)	-	-	-	-	-	-	(2,193)	-	-
Total assets	$162,532	$348,657	$663,235	$31,191	$26,871	$17,771	$7	$202,543	$296,256	$322,854	$43	$34,000	$34,000	$193,730	$934,925	$1,011,305

Revenue per Country
	Year ended December 31,
Country	2016	2017	2018
Brazil	19,312	5,018	-
Europe	1,800	-	-
Total revenues	$21,112	$5,018	$-